Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of net deferred income tax assets
	December 31,
	2019	2018
Deferred tax assets:
Federal net operating loss carryforward	36,803,000	25,306,000
Intellectual property	58,504,000	61,787,000
Accrued expense	1,262,000	129,000
Patent amortization	4,000	5,000
Deferred tax asseets before valuation	96,573,000	87,227,000
Valuation allowance	(96,573,000)	(87,227,000)
Net deferred income tax assets	-	-